Research and Development Expenses - Schedule of Research and Development Expenses (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Research and Development Expenses [Line Items]
Total	$ 151,456	$ 451,030	$ 715,128	$ 1,213,903	$ 1,540,097	$ 1,063,470
Subcontractors and consultants [Member]
Schedule of Research and Development Expenses [Line Items]
Total					1,160,440	811,535
Salaries [Member]
Schedule of Research and Development Expenses [Line Items]
Total					377,463	250,852
Others [Member]
Schedule of Research and Development Expenses [Line Items]
Total					$ 2,194	$ 1,083